Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee and executive management monitor the Company’s equity grant practices to evaluate whether such practices comply with governing regulations and are consistent with good corporate practices. Historically, equity grants have been made at Compensation Committee meetings held during the months of February, March and April in connection with issuing incentive plans or a performance review process. The Compensation Committee may make equity grants at any time during the year it deems appropriate, including with respect to new hires, promotions or retention efforts. The Compensation Committee does not time the disclosure of material non-public information for the purpose of affecting the value of compensation.
In 2024, we did not grant any stock options or stock appreciation rights.

Award Timing Method	Historically, equity grants have been made at Compensation Committee meetings held during the months of February, March and April in connection with issuing incentive plans or a performance review process. The Compensation Committee may make equity grants at any time during the year it deems appropriate, including with respect to new hires, promotions or retention efforts. The Compensation Committee does not time the disclosure of material non-public information for the purpose of affecting the value of compensation.
In 2024, we did not grant any stock options or stock appreciation rights.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Historically, equity grants have been made at Compensation Committee meetings held during the months of February, March and April in connection with issuing incentive plans or a performance review process. The Compensation Committee may make equity grants at any time during the year it deems appropriate, including with respect to new hires, promotions or retention efforts. The Compensation Committee does not time the disclosure of material non-public information for the purpose of affecting the value of compensation.
MNPI Disclosure Timed for Compensation Value	false